Borrowings - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
BORROWINGS [Abstract]
Annual weighted average interest rate	7.13%	7.81%	7.28%	7.81%